Property and Equipment	12 Months Ended
Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 6 - Property and Equipment

Property and equipment as of February 29, 2024, and February 28, 2023 consisted of the following:

	February 29, 2024	February 28, 2023
Furniture and Fixtures	$17,018	$17,018
Computer and Equipment	82,492	73,238
Total	99,510	90,256
Accumulated depreciation	(92,868)	(74,030)
Property and Equipment, net of depreciation	$6,642	$16,226

Depreciation expense for the years ended February 29, 2024, and February 28, 2023 was $18,838 and $30,386, respectively, and is recorded in operating expenses.

During the years ended February 29, 2024, and February 28, 2023, the Company acquired property and equipment of $9,253 and $2,928, respectively.